Business Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	May 31, 2014		Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012	May 31, 2014		May 31, 2013		May 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 11,839		$ 11,301	$ 11,403	$ 11,024	$ 11,435		$ 10,953		$ 11,107		$ 10,792	$ 45,567		$ 44,287		$ 42,680
Depreciation and amortization													2,587		2,386		2,113
Operating income	1,183		641	827	795	502	[1]	589	[1]	718	[1]	742	3,446		2,551		3,186
Segment assets	33,070					33,567							33,070		33,567
Capital expenditures													3,533		3,375		4,007
FedEx Express Segment [Member]
Segment Reporting Information [Line Items]
Revenues													27,121		27,171		26,515
Depreciation and amortization													1,488		1,350		1,169
Operating income													1,301		700	[2]	1,401	[2]
Segment assets	19,901	[3]				18,935	[3]						19,901	[3]	18,935	[3]	17,981	[3]
Capital expenditures													1,994		2,067		2,689
FedEx Ground Segment [Member]
Segment Reporting Information [Line Items]
Revenues													11,617		10,578		9,573
Depreciation and amortization													468		434		389
Operating income													2,010		1,842	[4]	1,813
Segment assets	8,466	[3]				7,353	[3]						8,466	[3]	7,353	[3]	6,154	[3]
Capital expenditures													850		555		536
FedEx Freight Segment [Member]
Segment Reporting Information [Line Items]
Revenues													5,757		5,401		5,282
Depreciation and amortization													231		217		185
Operating income													345		236	[5]	189
Segment assets	3,216	[3]				2,953	[3]						3,216	[3]	2,953	[3]	2,807	[3]
Capital expenditures													325		326		340
FedEx Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues													1,536		1,580		1,671
Depreciation and amortization													399		384		369
Segment assets	5,186	[3]				4,879	[3]						5,186	[3]	4,879	[3]	4,546	[3]
Capital expenditures													363		424		437
Corporate, eliminations and other
Segment Reporting Information [Line Items]
Revenues													(464)		(443)		(361)
Depreciation and amortization													1		1		1
Operating income													(210)		(227)		(217)
Segment assets	(3,699)	[3]				(553)	[3]						(3,699)	[3]	(553)	[3]	(1,585)	[3]
Capital expenditures													1		3		5
Consolidated Total [Member]
Segment Reporting Information [Line Items]
Revenues													45,567		44,287		42,680
Operating income													3,446		2,551		3,186
Segment assets	33,070					33,567							33,070		33,567		29,903
Capital expenditures													$ 3,533		$ 3,375		$ 4,007

[1]	The fourth quarter of 2013 includes $496 million of business realignment costs and an impairment charge of $100 million resulting from the decision to retire 10 aircraft and related engines at FedEx Express. The third quarter of 2013 includes $47 million of business realignment costs. The second quarter of 2013 includes $13 million of business realignment costs.
[2]	FedEx Express segment 2013 operating expenses include $405 million of direct and allocated business realignment costs and an impairment charge of $100 million resulting from the decision to retire 10 aircraft and related engines. FedEx Express segment 2012 operating expenses include an impairment charge of $134 million resulting from the decision to retire 24 aircraft and related engines and a reversal of a $66 million legal reserve that was initially recorded in 2011.
[3]	Segment assets include intercompany receivables.
[4]	FedEx Ground segment 2013 operating expenses include $105 million of allocated business realignment costs.
[5]	FedEx Freight segment 2013 operating expenses include $50 million in direct and allocated business realignment costs.